Share-Based Payment (Details) - Schedule of Status of RSUs - RSU [Member]	12 Months Ended
Dec. 31, 2023 shares
Schedule of Status of RSUs [Abstract]
Outstanding at beginning of year	457,137
Granted	1,697,743 [1]
Vested	278,580
Forfeited and cancelled	260,605
Outstanding at end of year	1,615,695

[1]	This includes shares granted with performance obligations which were not fulfilled as of December 31, 2023.